FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /
                                                                             --


         Pre-Effective Amendment No.                                         / /
                                     -------                                 --
         Post-Effective Amendment No.   46                                   /X/
                                      ------                                 --


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              / /
                                                                             --


         Amendment No.   47                                                  /X/
                       ------                                                --


                        (Check appropriate box or boxes.)

          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541
               (Exact Name of Registrant as Specified in Charter)

           431 North Pennsylvania Street, Indianapolis, Indiana 46204
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (317) 917-7000


 Timothy L. Ashburn, AmeriPrime Advisors Trust, 431 North Pennsylvania St., Indianapolis, IN 46204
         -------------------------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                     Donald S. Mendelsohn, Thompson Hine LLP
                          312 Walnut Street, 14th floor
                             Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective:
/__/ immediately upon filing pursuant to paragraph (b)
/X/ on May 1, 2004 pursuant to paragraph (b)
/__/ 60 days after filing pursuant to paragraph (a)(1)
/__/ on (date) pursuant to paragraph (a)(1)
/__/ 75 days after filing pursuant to paragraph (a)(2)
/__/ on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
/__/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


347461.18  3/5/04

                  INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND
                                (THE CORE FUND)

                                   PROSPECTUS


                                   May 1, 2004



INVESTMENT OBJECTIVE:
A High Level of Income over the Long-Term
Consistent with the Preservation of Capital




3434 Colwell Avenue, Suite 100
Tampa, Florida 33614
1-877-411-1167

























     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                            PAGE
RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND............... .....................2

ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS....... ...........3

HOW TO BUY SHARES..............................................................5

HOW TO REDEEM SHARES...........................................................6

DETERMINATION OF NET ASSET VALUE...............................................8

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................8

MANAGEMENT OF THE FUND.........................................................9

FINANCIAL HIGHLIGHTS..........................................................10

PRIVACY POLICY................................................................11

FOR MORE INFORMATION..................................................Back Cover

                               RISK/RETURN SUMMARY

Investment Objective

     The investment objective of the Institutional Short-Term Government Bond Fund (The Core Fund) is a high level of income over the long-term consistent with the preservation of capital.

Principal Strategies


     The Fund seeks to achieve its investment objective by investing primarily in short-term government bonds. Government bonds include securities issued or guaranteed by the U.S. government, as well as securities issued by its agencies or instrumentalities, such as Federal Home Loan Bank securities. The Fund invests in investment grade securities that the Fund's adviser believes offer attractive yields and are undervalued relative to other securities of similar credit quality and interest rate sensitivity. Based on these criteria, the adviser expects that a significant portion of the Fund's portfolio will consist of mortgage-backed securities such as Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal National Mortgage Association (Fannie Mae) certificates. Under normal circumstances, the Fund's portfolio will have a dollar-weighted average maturity of no more than 3 years and at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in government bonds.


Principal Risks of Investing in the Fund

     o Credit Risk is the risk that the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

     o Government Risk. The U. S. government's guarantee of ultimate payment of principal and timely payment of interest on the U. S. government securities owned by the Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate. It is possible that the U.S. government would not provide financial support to its agencies if not required to do so by law. If a U.S. government agency in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price or yield could fall.

     o Market Risk is the risk that the bond market may decrease in value, including the risk that the bond market may decrease in value sharply and unpredictably.

     o Selection Risk is the risk that the securities selected by the adviser may underperform the bond market or mutual funds with similar investment objectives and strategies.

     o Interest Rate Risk is the risk that the value of your investment may decrease when interest rates rise.

     o    Prepayment  Risk is the  risk  that the  value of the  mortgage-backed securities  held by the  Fund may go down as a result  of  changes  in prepayment rates on the underlying mortgages. During periods of declining interest rates, prepayment of loans underlying mortgage-backed securities usually accelerates. Prepayment may shorten the effective maturities of these securities, and the Fund may have to reinvest at a lower interest rate.

     o Specific Maturity Risk is the risk that the specific maturities in which the Fund invests may fall in value more than other maturities.

          Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.


     o Turnover Risk is the risk that the Fund's high portfolio turnover may negatively effect performance. The Fund's investment strategy involves active trading and will result in a high portfolio turnover rate. High portfolio turnover can result in correspondingly greater brokerage commission expenses. High portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates.


     o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     o    The Fund is not a complete investment program.

     o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

     The  Fund may be a suitable investment for:

     o long-term investors seeking a fund with a high level of income over the long-term consistent with the preservation of capital

     o investors seeking to diversify their holdings with bonds and other fixed income securities

     o    investors willing to accept price fluctuations in their investments

     o    investors with a $250,000 initial investment.

                                PAST PERFORMANCE



The Bar Chart and Performance Table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. The Bar Chart shows the Fund's total return for the year ended December 31, 2003. The Performance Table shows how the Fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


                                [CHART OMITTED]

                                  2003 - 1.77%

During the period shown, the highest return for a quarter was 0.76% (Q4 quarter, 2002); and the lowest return was -0.15% (Q4 quarter, 2003).

Average Annual Total Returns for the period ended 12/31/2003: 1.03%


                                                 One Year     Since Inception(1)
The Fund

    Return Before Taxes                            1.03%            1.77%
    Return After Taxes on Distributions(2)         0.19%            0.86%
    Return After Taxes on Distributions and
           Sale of Fund Shares(2)                  0.63%            0.97%
Index
    One-Year Constant Maturity Treasury Index      1.24%            3.27%
    (reflects no deductions for fees, expenses or taxes)

(1) January 9, 2002
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.




                          FEES AND EXPENSES OF THE FUND


     The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases............................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
   and other Distributions..................................................NONE
Redemption Fee..............................................................NONE


Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
Management Fee.............................................................1.00%
Distribution (12b-1) Fees...................................................NONE
Other Expenses1............................................................0.00%
Total Annual Fund Operating Expenses.......................................1.00%
Expense Reimbursement2 ....................................................0.50%
Net Expenses (after expense reimbursement) ................................0.50%

1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.


2 The adviser has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 0.50% of its average daily net assets through April 30, 2005.



Example:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for fee waiver and/or expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 Year    3 Year    5 Year    10 Year


                        $51      $269      $504     $1,179


          ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS

Principal Strategies


     The Fund invests in securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, such as Federal Home Loan Bank securities. The Federal Home Loan Bank system ("FHLB") was created in 1932 pursuant to the Federal Home Loan Bank Act. The FHLB was created to support residential mortgage lending and community investment. The FHLB consists of 12 member banks which are owned by over 8,000 member community financial institutions. The FHLB provides liquidity for housing finance and community development by making direct loans to these community financial institutions, and through two FHLB mortgage programs, which help expand home ownership by giving lenders an alternative option for mortgage funding. Each member financial institution (typically a bank or savings and loan) is a shareholder in one or more of 12 regional FHLB banks, which are privately capitalized, separate corporate entities. The FHLB banks are among the largest providers of mortgage credit in the U.S.

     The FHLB may issue either bonds or discount notes. The securities, issued pursuant to the Act, are joint and several unsecured general obligations of the FHLB banks. The bonds or discount notes will not limit other indebtedness that the FHLB banks may incur and they will not contain any financial or similar restrictions on the FHLB banks or any restrictions on their ability to secure other indebtedness. Under the Federal Home Loan Bank Act, the FHLB banks may incur other indebtedness such as secured joint and several obligations of the FHLB banks and unsecured joint and several obligations of the FHL Banks, as well as obligations of individual FHLB banks (although current Federal Housing Finance Board rules prohibit their issuance). Securities issued by the FHLB band are not obligations of the U.S. government and are not guaranteed by the U. S. government.

     The Fund also may invest in mortgage-backed securities. Mortgage-backed securities represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators. Traditionally, residential mortgage-backed securities have been issued by governmental agencies such as the Government National Mortgage Association (Ginnie Mae), Fannie Mae, and Freddie Mac. The Fund intends to invest only in those securities guaranteed by governmental agencies. The Fund does not intend to invest in commercial mortgage-backed securities. Non-governmental entities that have issued or sponsored residential mortgage-backed securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.


     While residential loans do not typically have prepayment penalties or restrictions, they are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected. The types of residential mortgage-backed securities which the Fund may invest in may include the following:


     Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee


     The Ginnie Mae Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four family housing units.

     Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage

Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.


     Each Fannie Mae certificate entitles the registered holder to receive amounts representing the holder's pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by the Fannie Mae certificate and the holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal and interest on each Fannie Mae certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the U.S. government. . In order to meet its obligations under such guarantee, Fannie Mae is authorized to borrow from the U.S. Treasury.

     Each Fannie Mae certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

     Freddie Mac Certificates. The Federal Home Loan Mortgage Corporation (Freddie Mac) is a corporate instrumentality of the U.S. government created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

     Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by such Freddie Mac certificate, whether or not received. Freddie Mac also guarantees to each registered holder of a Freddie Mac certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not generally guarantee the timely payment of scheduled principal. Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for acceleration of payment of principal. The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

     Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac certificate group.



General

     The investment objective of the Fund may be changed without shareholder approval. The Fund's policy under normal circumstances to invest at least 80% of its assets in government bonds will not be changed without 60 days prior notice to shareholders.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, money market funds or repurchase agreements. If the Fund invests in shares of a money market fund or other investment company, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

                                HOW TO BUY SHARES


     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.




Initial Purchase

     The minimum initial investment in the Fund is $250,000. Investors choosing to purchase or redeem their shares through a broker-dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

     You may only purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (877) 411-1167 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:


         The Huntington National Bank
         ABA #044000024
         Attn: Institutional Short-Term Government Bond Fund
         D.D.A.# 01892135739
         Fund Name ____________________  (write in fund name)
         Account Name _________________ (write in shareholder name) For the Account # _____________ (write in account number)

     You must provide a signed application to Unified Fund Services, Inc. at the following address:

U.S. Mail: Institutional Short-Term         Overnight: Institutional Short-Term
           Short-Term Government Bond Fund             Government Bond Fund
           c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc.
           P.O. Box 6110                               431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110            Indianapolis, Indiana 46204

     Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. The Fund presently charges no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund (subject to a $10,000 minimum) by wire. Your bank wire should be sent as outlined above.

Other Purchase Information

     The Fund may limit the amount of purchases and refuse to sell to any person. If your wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.


     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.


                              HOW TO REDEEM SHARES

     You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: Institutional Short-Term         Overnight: Institutional Short-Term
           Government Bond Fund                        Government Bond Fund c/o
           c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc.
           P.O. Box 6110                               431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110            Indianapolis, Indiana 46204

"Proper order" means your request for a redemption must include:

     o    the Fund name and account number,

     o    account name(s) and address,

     o    the dollar amount or number of shares you wish to redeem.


     Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper order. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that the signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at (877) 411-1167 if you have questions. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the transfer agent at (877) 411-1167. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

     Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at (877) 411-1167. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $250,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.


                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.


     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the adviser at their fair value, according to procedures approved by the Board of Trustees.


     Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Distributions

     The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Fund expects that its distributions will consist primarily of short-term capital gains.

     Taxes


     In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares. The Fund may produce capital gains even if it does not have income to distribute and performance has been poor.


     Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND


     Wertz York Capital Management Group, LLC, 3434 Colwell Avenue, Suite 100, Tampa, Florida 33614, serves as investment adviser to the Fund. As of April 1, 2004, the adviser managed approximately $158 million in assets. The Fund currently is the only client of the adviser. For the fiscal year ended December 31, 2003, the Fund paid the adviser a fee equal to 0.56% of its average daily net assets. The adviser pays all of the operating expenses of the Fund except for those mentioned below.

     The Fund's co-portfolio managers, Mitchell P. York, CFA, and M. Brent Wertz, MBA, are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. York has been a member of the adviser since he co-founded the firm in May 2000. For the five years prior to the founding of the firm, Mr. York worked as an investment advisor and professional money manager, with the last three years primarily focused on advising and managing portfolios for municipalities. Mr. York earned a Chartered Financial Analyst (CFA) designation in 1999 and is a member of the Association for Investment Management and Research (AIMR) and the Financial Analyst Society of Tampa Bay (FASTB). He was an Investment Advisor Representative of Benton Financial Group, Inc. from March 1997 through June 2000. From January 1992 through March 1997, he served as a Research Economist with the Center for Transportation Research at the University of South Florida. Mr. York earned an MA in Economics in 1993 and a BBA in Finance in 1990.

     Mr. Wertz has been a member of the adviser since he co-founded the firm in May 2000. Prior to co-founding the adviser in 2000, Mr. Wertz advised and managed portfolios as an Investment Advisor Representative of Benton Financial Group, Inc. from November 1999 through June 2000. From February 1996 through April 2000, Mr. Wertz raised capital for municipalities as a consultant with Rizzetta & Co., a real estate consulting firm. Mr. Wertz is a member of the Association for Investment Management and Research (AIMR) and the Financial Analyst Society of Tampa Bay (FASTB). Mr. Wertz earned an MBA in 1998 and a BA in Economics and Business in 1991.


     The adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person Trustees, extraordinary expenses and distribution-related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940, if any. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the expenses of the Fund, except those specified above, are paid by the adviser.

     The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS

     The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, is included in the Fund's annual report which is available upon request


                                                                      Year ended               Period ended
                                                                   December 31, 2003        December 31, 2002   (a)
                                                                 ----------------------   -----------------------

Selected Per Share Data

Net asset value, beginning of period                             $                10.00   $                  10.00
                                                                 ----------------------   -----------------------
Income from investment operations

  Net investment income (loss)                                                     0.20                      0.25
  Net realized and unrealized gain (loss)                                         (0.10)                        -
                                                                 ----------------------   -----------------------
Total from investment operations                                                   0.10                      0.25
                                                                 ----------------------   -----------------------
Less Distributions to shareholders:
  From net investment income                                                      (0.21)                    (0.25)
  From net realized gain                                                              -                         -
                                                                 ----------------------   -----------------------
Total distributions                                                               (0.21)                    (0.25)
                                                                 ----------------------   -----------------------

Net asset value, end of period                                   $                 9.89   $                 10.00
                                                                 ======================   =======================

Total Return                                                                      1.03%                     2.52%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                  $              160,684                    59,848

Ratio of expenses to average net assets                                           0.56%                     0.60%(c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                                  1.00%                     1.00%(c)
Ratio of net investment income to
   average net assets                                                             2.02%                     2.57%(c)
Ratio of net investment income to
   average net assets before waiver & reimbursement                               1.58%                     2.17%(c)
Portfolio turnover rate                                                         194.53%                   241.11%


(a) For the period January 9, 2002 (commencement of operations) to December 31, 2002.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at (877) 411-1167 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (the "SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.







Investment Company Act #811-09541

                            AMERIPRIME ADVISORS TRUST
          INSTITUTIONAL SHORT-TERM GOVERNMENT BOND FUND (THE CORE FUND)

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2004


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Institutional Short-Term Government Bond Fund (The Core Fund) dated May 1, 2004. A free copy of the Prospectus can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (877) 411 - 1167.


TABLE OF CONTENTS                                                           PAGE


DESCRIPTION OF THE TRUST AND THE FUND.. .......................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS.................................................................3

INVESTMENT LIMITATIONS........................................................13

THE INVESTMENT ADVISER .......................................................16

TRUSTEES AND OFFICERS.........................................................17

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................20

DETERMINATION OF SHARE PRICE..................................................21

ADDITIONAL TAX INFORMATION....................................................22

CUSTODIAN.....................................................................22

FUND SERVICES.................................................................24

ACCOUNTANTS...................................................................24

DISTRIBUTOR...................................................................25

PROXY VOTING POLICY...........................................................27
FINANCIAL STATEMENTS..........................................................27

DESCRIPTION OF THE TRUST AND THE FUND

     The Institutional Short-Term Government Bond Fund (The Core Fund) was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on September 20, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Institutional Short-Term Government Bond Fund (the "Fund") is Wertz York Capital Management Group, LLC (the "Adviser"). As of the date of this Statement of Additional Information, the Fund has not commenced operations.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of the series represents an equal proportionate interest in the assets and liabilities belonging to the series with each other share of the series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the series into a greater or lesser number of shares of the series so long as the proportionate beneficial interest in the assets belonging to the series and the rights of shares of the series are in no way affected. In case of liquidation of the series, the holders of shares of the series will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the series. Expenses attributable to the series are borne by the series. Any general expenses of the Trust not readily identifiable as belonging to any series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected.

     As of April 10, 2004, the following persons are the record owners of five percent (5%) or more of the Fund: Reunion East Comm., 225 E. Robinson St., Suite 250, Orlando, Fl 32801 - 13.11%; Fishhawk Comm. Dev., 200 Biscayne Blvd. 14th

Floor, Miami, FL 33133 - 15.34%; Wachovia Bank, 200 S. Biscayne Blvd., 14th Floor, Miami, FL - 14.67%; Meadow Pointe III Community, 200 Biscayne Blvd 14th Floor, Miami, FL 33131 - 7.73%.

         As of April 10, 2004, the following persons are the record owners, for the benefit of the customers, of five percent (5%) or more of the Fund: Suntrust Bank, PO Box 105870 Center 3144, Atlanta, GA 30348-5870 - 9.14%; Wachovia Bank, NA, 200 S. Biscayne Blvd, 14th Floor, Miami, FL 33133 - 12.45%; Wachovia Bank, NA, 200 S. Biscayne Blvd, 14th Floor, Miami, FL 33131 - 10.46%.



     As of April 10, 2004, the officers and trustees as a group owned less than one percent of the Fund.


     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Fund may make and some of the techniques the Fund may use.

     A. U.S. Government Securities. The Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing
Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.


     B. Mortgage-Backed Securities. Mortgage-backed securities represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators. Traditionally, residential mortgage-backed securities have been issued by governmental agencies such as the Ginnie Mae, Fannie Mae and Freddie Mac. The Fund intends to invest only in those securities guaranteed by governmental agencies. The Fund does not intend to invest in commercial mortgage-backed securities. Non-governmental entities that have issued or sponsored residential mortgage-backed securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.


     While residential loans do not typically have prepayment penalties or restrictions, they are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected. The types of residential mortgage-backed securities in which the Fund may invest may include the following:

     Guaranteed Mortgage Pass-Through Securities. The Fund may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by the U.S. government and guaranteed, to the extent provided in such securities, by the U.S. government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which the Fund will invest are those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.


     Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee.


     The Ginnie Mae Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four family housing units.

     Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.


     Each Fannie Mae Certificate entitles the registered holder thereof to receive amounts representing such holder's pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the U.S. government. In order to meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

     Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.


     Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the U.S. government created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

     Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not generally guarantee the timely payment of scheduled principal. Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for acceleration of payment of principal. The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

     Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac. The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.


     Federal Home Loan Bank Securities. The Federal Home Loan Bank system ("FHLB") was created in 1932 pursuant to the Federal Home Loan Bank Act. The FHLB was created to support residential mortgage lending and community investment. The FHLB consists of 12 member banks which are owned by over 8,000 member community financial institutions. The FHLB provides liquidity for housing finance and community development by making direct loans to these community financial institutions, and through two FHLB mortgage programs, which help expand home ownership by giving lenders an alternative option for mortgage funding. Each member financial institution (typically a bank or savings and loan) is a shareholder in one or more of 12 regional FHLB banks, which are privately capitalized, separate corporate entities. Federal oversight, in conjunction with normal bank regulation and shareholder vigilance, assures that the 12 regional Banks will remain conservatively managed and well capitalized. The FHLB banks are among the largest providers of mortgage credit in the U.S.

     The FHLB is also one of the world's largest private issuers of fixed-income debt securities, and the Office of Finance serves as the FHLB's central debt issuance facility. Debt is issued in the global capital markets and the funds are channeled to member financial institutions to fund mortgages, community development, and affordable housing.

     Securities issued by the FHLB are not be obligations of the U.S. government and are not guaranteed by the U. S. government. The FHLB may issue either bonds or discount notes. The securities, issued pursuant to the Act, are joint and several unsecured general obligations of the FHLB banks. The bonds or discount notes will not limit other indebtedness that the FHLB banks may incur and they will not contain any financial or similar restrictions on the FHLB banks or any restrictions on their ability to secure other indebtedness. Under the Federal Home Loan Bank Act, the FHLB banks may incur other indebtedness such as secured joint and several obligations of the FHLB banks and unsecured joint and several obligations of the FHL Banks, as well as obligations of individual FHLB banks (although current Federal Housing Finance Board rules prohibit their issuance).



     Private Mortgage Pass-Through Securities. Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private Pass-Throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans.

     Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, such
securities   generally  are  structured   with  one  or  more  types  of  credit
enhancement.

     Collateralized Mortgage Obligations. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or Private Pass-Throughs (such collateral collectively hereinafter referred to as "Mortgage Assets").

     Stripped Mortgage-Backed Securities. Multi-class pass-through securities are equity interests in a fund composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be sponsored by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Under current law, every newly created CMO issuer must elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a "REMIC").

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

     The Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs (PAC Bonds). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its payments of a specified amount of principal on each payment date.

     C.  STRIPS.  The  Federal  Reserve  creates  STRIPS  (Separate  Trading  of
Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other Fund securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

     D. Zero Coupon Securities. Zero coupon securities are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). These involve risks that are similar to those of other debt securities, although they may be more volatile, and certain zero coupon securities move in the same direction as interest rates. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities.

E.  Financial Services Industry Obligations.

          (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

          (2)  Time  Deposits.   Time  deposits  are   non-negotiable   deposits
     maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

          (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.


     F. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or by agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase agreements.

     G. Investment In Relatively New Issues. The Fund may invest in the debt securities of selected new issuers (i.e., those having continuous operating histories of less than three years). If the Fund invests in debt securities of new issuers, it will only be in those issues where the Adviser believes there are strong contractual protections for the holder. If issuers meet the investment criteria discussed above, the Fund may invest in securities without respect to the age of the issuer. Investments in new issuers may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

     H. Loan Participations and Assignments. The Fund may invest in fixed and floating rate loans arranged through private negotiations between a borrower and one or more lending institutions, which may be in the form of participations in loans ("Participations") and assignments of portions of loans from third parties ("Assignments"). Participations typically will result in the Fund having a contractual relationship only with the lender, not the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Fund will acquire Participations only if the lender interpositioned between the Fund and the borrower is determined by the Adviser to be creditworthy. When the Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan; however, since Assignments are arranged through private negotiations between the potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender.

     The Fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and the Fund anticipates that such securities could only be sold to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's ability to dispose of particular Assignments or Participations when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult in valuing the Fund and, therefore, calculating the net asset value per share of the Fund. All Assignments and Participations shall be considered to be illiquid securities by the Fund. The investment by the Fund in illiquid securities, including Assignments and Participations, is limited to a total of 15% of its net assets.

     I. Securities Lending. The Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

     The Adviser understands that it is the current view of the staff of the Securities and Exchange Commission that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and
(6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

     J. Borrowing. The Fund is permitted to borrow money up to one-third of the value of its total assets for the purpose of investment as well as for temporary or emergency purposes. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and the Fund's ability to achieve greater diversification. However, it also increases investment risk. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     K. Leveraging. Leveraging the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

     L. Hedging Transactions. The Fund may utilize various other investment strategies as described below to hedge interest rate risk. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

     The Fund may purchase and sell financial futures contracts and enter into interest rate transactions such as swaps (collectively, "Hedging Transactions"). Hedging Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from interest rate fluctuations. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Hedging Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Hedging Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Hedging Transactions involving financial futures will be purchased, sold or entered into only for bona fide hedging purposes and not for speculative purposes.

     Hedging Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Hedging Transactions would result in losses greater than if they had not been used. The use of futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures markets may not be liquid in all circumstances. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Losses resulting from the use of Hedging Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Hedging Transactions had not been utilized.


General Characteristics of Futures

     Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount).

     The Fund's use of financial futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging purposes. Typically, maintaining a futures contract requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). The Fund may be required to deposit additional cash or assets (variation margin) thereafter on a daily basis as the mark-to-market value of the contract fluctuates. Futures contracts are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price or that delivery will occur. The segregation requirements with respect to futures contracts are described below.

Interest Rate Swaps

     The Fund may invest in interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.

     The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate swaps are entered into for good faith hedging purposes, the Adviser and the

Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any interest rate swap unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent rating from a nationally recognized statistical rating organization (NRSRO) or is determined to be of equivalent credit quality by the adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Interest Rate Futures

     The Fund might sell interest rate futures contracts in order to hedge against an anticipated rise in interest rates that might cause the value of the Fund's portfolio securities to decline. When hedging of this character is successful, any depreciation in the value of the hedged portfolio securities will be substantially offset by an increase in the Fund's equity in the interest rate futures position. Alternatively, an interest rate futures contract may be purchased when the Fund anticipates the future purchase of a security but expects the rate of return then available in the securities market to be less favorable than rates currently available in the futures markets.


Use of Segregated and Other Special Accounts

     Many Hedging Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restriction, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.

     In the case of a futures contract, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

     With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlement with respect to each swap on a daily basis and will segregate an amount of cash or liquid high-grade securities having a value equal to the accrued excess.

     Hedging Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related Hedging Transactions. Hedging Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

                             INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation. However, this does not mean that the Fund may acquire another investment company under circumstances which would cause the resulting company to be in violation of the 1940 Act.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations" - "Fundamental" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Options. The Fund will not purchase or sell puts, calls, options or straddles.

     5. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6. 80% Investment Policy. Under normal circumstances, at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in government bonds. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in plain English in a separate written document and will contain the following prominent statement, or similar clear and understandable statement, in bold-face type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, or if the notice is delivered separately from any other communication to the Fund's shareholders, then the statement will appear either on the notice or on the envelope in which the notice is delivered.

THE INVESTMENT ADVISER

     The Fund's investment adviser is Wertz York Capital Management Group, LLC, 3434 Colwell Avenue, Suite 100, Tampa, Florida 33614. Together, Mitchell P. York and M. Brent Wertz own 100% of, and may be deemed to control, Wertz York Capital Management Group, LLC.


     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser pays all operating expenses of the fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person Trustees, extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940, if any. For the fiscal year ended December 31, 2003, the Fund paid advisory fees of $605,855, net of waivers and reimbursements. For the period January 9, 2002 (commencement of operations) through December 31, 2002, the Fund paid advisory fees of $517,354. The Adviser has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund's total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; and extraordinary expenses) at 0.50% of its average daily net assets through April 30, 2005.

     The Board of Trustees considered and renewed the Agreement at a meeting held on September 8, 2003. In their evaluation of the Agreement, the Trustees reviewed and discussed the Adviser's balance sheet dated August 26, 2003 and income statement for the period from January 1, 2003 through August 26, 2003. The Trustees also reviewed and discussed reports comparing the performance and expenses of the Fund to the performance and expenses of several other funds with similar objectives and asset levels. With the assistance of Fund counsel, the Trustees reviewed the provisions of the Agreement and Adviser's registration with the SEC. The Adviser joined the meeting to give an overview of Wertz York

Capital Management Group, LLC and to discuss the performance of the Fund and the Adviser's expectations for the Fund. The Independent Trustees then met separately to discuss the proposed renewal. Upon rejoining the full Board, and after further discussion of all pertinent factors, the Board determined that the proposed management agreement should be renewed.


     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


     The Trust, the Adviser and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.



TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


----------------------------- ----------------------------------- ------------------------- -----------------------
                                                                                             Number of Portfolios
   Name, Age and Address        Position(s) Held with the Fund     Length of Time Served       in Fund Complex1
                                           Complex1                                          Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Timothy Ashburn(2)              President, Assistant Secretary        President since                 30
431 N. Pennsylvania Street               and Trustee              October 2002; Assistant
Indianapolis, IN 46204                                                Secretary since
                                                                   December 2003; Trustee
Year of Birth: 1950                                                of AmeriPrime Advisors
                                                                    Trust since November
                                                                   2002, AmeriPrime Funds
                                                                    since December 2002,
                                                                     and Unified Series
                                                                  Trust since October 2002
----------------------------- ----------------------------------- ------------------------- -----------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Employed by Unified Financial Services, Inc. since 1989;                      CCMI Funds since June 2003.
Chairman from 1989 to February 2004; Chief Executive Officer from
1989 to 1992 and 1994 to April 2002; and President from November
1997 to April 2000.  Secretary of the Trust from October 2002 to
December 2003.
----------------------------------------------------------------- -------------------------------------------------

----------------------------- ----------------------------------- ------------------------- -----------------------
                                                                                             Number of Portfolios
   Name, Age and Address        Position(s) Held with the Fund     Length of Time Served       in Fund Complex1
                                           Complex1                                          Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Ronald C. Tritschler(3)                    Trustee                 Trustee of AmeriPrime              30
431 N. Pennsylvania Street                                           Funds and Unified

                                      -16-

Indianapolis, IN 46204                                               Series Trust since
                                                                     December 2002 and
Year of Birth:  1952                                                AmeriPrime Advisors
                                                                    Trust since November
                                                                            2002
----------------------------- ----------------------------------- ------------------------- -----------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Executive Officer,  Director and Legal Counsel of The Webb            CCMI Funds since June 2003.
Companies,   a  national  real  estate  company,  from  2001  to
present;  Executive  Vice  President  and  Director  of The Webb
Companies from 1990 to 2000; Director,  The Lexington Bank, from
1998 to present;  Director, Vice President and Legal Counsel for
The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.

----------------------------------------------------------------- -------------------------------------------------

----------------------------- ----------------------------------- ------------------------- -----------------------
                                Position(s) Held with the Fund Length of Time
Served Number of Portfolios
   Name, Age and Address                   Complex1                                            in Fund Complex1
                                                                                             Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Thomas G. Napurano              Treasurer and Chief Financial        Since October 2002              N/A
431 N. Pennsylvania Stree                  Officer
Indianapolis, IN 46204

Year of Birth:  1941
----------------------------- ----------------------------------- ------------------------- -----------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                         N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to
March 2002.  CFO of CCMI Funds since July 2003.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                                                                            Number of Portfolios
    Name, Age and Address       Position(s) Held with the Fund    Length of Time Served       in Fund Complex(1)
                                           Complex1                                         Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Carol Highsmith                            Secretary               Since December 2003              N/A
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1964
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                          Other Directorships Held
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to                               N/A
present); Vice President and Asst. Secretary from October 2002 to December 2003.

----------------------------------------------------------------- -------------------------------------------------

(1)The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.
(2)Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.
(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the principal underwriter for certain funds in the Fund Complex.

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------ ---------------------------------- ----------------------- -------------------------
    Name, Age and Address       Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              30
431 N. Pennsylvania Street                                          Funds since 1995,
Indianapolis, IN 46204                                             AmeriPrime Advisors
                                                                  Trust since July 2002
Year of Birth:  1947                                                and Unified Series
                                                                   Trust since December
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------

                                      -17-

----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy    CCMI Funds since June 2003; Access Variable
Trust Company since 1992.                                                 Insurance Trust since May 2002.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund                             Number of Portfolios in
    Name, Age and Address                  Complex1                 Length of Time Served      Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              30
431 N. Pennsylvania Street                                          Funds and Unified
Indianapolis, IN 46204                                              Series Trust since
                                                                    December 2002 and
Year of Birth:  1946                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment               CCMI Funds since June 2003
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund                             Number of Portfolios in
    Name, Age and Address                 Complex1                 Length of Time Served        Fund Complex1
                                                                                             Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              30
431 N. Pennsylvania Street                                          Funds and Unified
Indianapolis, IN 46204                                              Series Trust since
                                                                    December 2002 and
Year of Birth:  1950                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft             CCMI Funds since June 2003
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee, The Unified Funds, from 1994 to 2002; Trustee,
Firstar Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------

1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.



     The Trust's audit committee consists of Gary Hippenstiel, Stephen Little, and Daniel Condon. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee held three meetings during the fiscal year ended December 31, 2003.



     The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2003.

   =============================== ================================ =============================================
                                                                      Aggregate Dollar Range of Shares of all
              Trustee                Dollar Range of Fund Shares      Funds Overseen by the Trustee Within the
                                                                            AmeriPrime Family of Funds1
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Timothy Ashburn                              None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Daniel Condon                                None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Gary E. Hippenstiel                          None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Stephen Little                               None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Ronald Tritschler                            None                                    None
   =============================== ================================ =============================================

     1 The terms "Fund Complex" and "AmeriPrime Family of Funds" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

     The compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

================================== =================================== ==========================================

              Name                 Aggregate Compensation from Trust      Total Compensation from Fund Complex1


---------------------------------- ----------------------------------- ------------------------------------------
Gary E. Hippenstiel                            $7,222.16                                $20,555
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Timothy Ashburn                                    $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Daniel Condon1                                   $4,695                                 $13,361
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Stephen Little1                                  $4,695                                 $13,361
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Ronald Tritschler1                               $3,972                                 $13,361
---------------------------------- ----------------------------------- ------------------------------------------


1 The terms "Fund Complex" and "AmeriPrime Family of Funds" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable. For the period January 9, 2002 (commencement of operations) through December 31, 2002 and the fiscal year ended December 31, 2003, the Fund paid no brokerage commissions.



 DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the New York Stock Exchange is open for business.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.


     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of December 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $848,930, of which $122,929 expires in 2010 and $726,001 expires in 2011.




CUSTODIAN

     The Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent company of Unified). Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $900 per fund) for these transfer agency services. For the period from January 9, 2002 (commencement of operations) through December 31, 2002 and the fiscal year ended December 31, 2003, Unified received $8,587 and $11,540, respectively, from the Adviser (not the Fund) for these transfer agent services.

     In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the period from January 9, 2002 (commencement of operations) through December 31, 2002, and the fiscal year ended December 31, 2003, Unified received $21,075 and $37,130, respectively, from the Adviser (not the Fund) for these fund accounting services.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period from January 9, 2002 (commencement of operations) through December 31, 2002, and the fiscal year ended December 31, 2003, Unified received $36,495 and $86,637, respectively, from the Adviser (not the Fund) for these fund administrative services.


ACCOUNTANTS


     The firm of Cohen McCurdy, Ltd., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the fiscal year ending December 31, 2004. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR


     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund Certain Trustees of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.


PROXY VOTING POLICIES


     The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Funds' Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of a Fund's shareholders, and those of the Advisor or an affiliated person of the Advisor. In such a case, the Trust's policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the applicable Fund's vote will be cast.

     The Advisor's policies and procedures state that the Advisor generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Advisor's policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company's shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company's operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Advisor has adopted guidelines describing the Advisor's general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

     o Electing a board of directors - a board should be composed primarily of independent directors, and key board committees should be entirely independent. The Advisor generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

     o Approving independent auditors - the relationship between a company and its auditors should be limited primarily to the audit engagement;

     o Providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Advisor is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

     o Corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote. The Advisor opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

     o Shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Advisor generally considers to have a negative impact on shareholder value.




                              FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Fund's Annual Report to the shareholders for the fiscal year ended December 31, 2003. You can obtain the Annual Report without charge by calling the Fund at 1-877-411-1167.

PART C: OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

     (i) Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (ii) Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (iii) Amendments No. 3-5 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, are hereby incorporated by reference.

     (iv) Amendment No. 6 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (v) Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (vi) Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (vii) Amendment No. 9 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (viii) Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (ix) Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (x) Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xi) Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xii) Amendment No. 14 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (xiii) Amendment No. 15 and 16 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, are hereby incorporated by reference.

(b)  By-laws.   Registrant's  By-laws,   which  were  filed  as  an  Exhibit  to
Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d) Investment Advisory Contracts.

     (i) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (ii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (iii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  3,  is  hereby  incorporated  by
reference.

     (v) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vi) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

     (vii) Advisory Agreement for the Monteagle Large Cap Fund and the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

     (viii) Registrant's Management Agreement with Polynous Capital Management, Inc. for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (ix) Registrant's Management Agreement with Iron Financial Management, Inc. for the Iron Market Opportunity Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  23,  is  hereby  incorporated  by reference.

     (x) Registrant's Management Agreement with Sheer Asset Management, Inc. for the Bull Moose Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38 is hereby incorporated by reference.


     (xi) Registrant's Management Agreement with Wertz York Capital Management Group, LLC for the Institutional Short-Term Government Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32, is hereby incorporated by reference.

(e) Underwriting Contracts.

     (i) Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (ii) Registrant's Underwriting Agreement with Polynous Securities, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (iii) Registrant's form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

     (iv)  Registrant's  Exhibit  A  to  Underwriting   Agreement  with  Unified
Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodian Agreements.

     (i) Registrant's Custodian Agreement with U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Registrant's Appendix B to Custodian Agreement with U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (iii) Registrant's Custodian Agreement with The Huntington National Bank, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(h) Other Material Contracts. None.

(i) Legal Opinion.

     (i)  Opinion  of  Thompson  Hine  LLP,  which was  filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  38,  is  hereby  incorporated  by reference.

     (ii) Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

     (i) Registrant's Rule 12b-1 Distribution Plan for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

     (ii) Registrant's Rule 12b-1 Distribution Plan for the Iron Market Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (iii) Registrant's Rule 12b-1 Distribution Plan for the Bull Moose Growth Fund (formerly the Thematic Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Codes of Ethics. Code of Ethics of Registrant, its advisers and Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

(q) Powers of Attorney.

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, are hereby incorporated by reference.

     (ii) Power of Attorney for Gary Hippenstiel, a Trustee of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

     (iii) Powers of Attorney for Timothy Ashburn, President and a Trustee of the Trust, Thomas Napurano, Treasurer of the Trust, and Stephen Little, a

Trustee  of  the  Trust,   which  were  filed  as  an  Exhibit  to  Registrant's
Post-Effective Amendment No. 36, are hereby incorporated by reference.

     (iv)  Powers of  Attorneys  for Daniel  Condon  and  Ronald C.  Tritschler,
Trustees  of  the  Trust,   which  were  filed  as   Exhibits  to   Registrant's
Post-Effective Amendment No. 38, are hereby incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with the Funds

     As of December 1, 2002, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, the Monteagle Fixed Income Fund and the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.

Item 25.  Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement with Unified Financial Securities, Inc., the Trust shall indemnify Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the Underwriting Agreement with Polynous Securities, LLC ("Polynous Securities"), the Trust has agreed to indemnify and hold harmless
Polynous Securities against any and all liability, loss, damages, costs or expenses (including reasonable counsel fees) which Polynous Securities may incur or be required to pay, in connection with any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Polynous Securities may be involved as a party or otherwise or with which Polynous Securities may be threatened, by reason of the offer or sale of the shares of the Polynous Fund by persons other than Polynous Securities or its representatives, prior to the execution of the Agreement. If a claim is made against Polynous Securities as to which Polynous Securities may seek indemnity, Polynous Securities must notify the Trust promptly of any written assertion of such claim threatening to institute an action or proceeding with respect thereto and must notify the Trust promptly of any action commenced against Polynous Securities within 10 days time after Polynous Securities has been served with a summons or other legal process, giving information as to the nature and basis of the claim. Failure so to notify the Trust does not, however, relieve the Trust from any liability which it may have on account of the indemnity under the Agreement if the Trust has not been prejudiced in any material respect by such failure. The Trust has the sole right to control the settlement of any such action, suit or proceeding subject to Polynous Securities' approval, which shall not be unreasonably withheld. Polynous Securities has the right to participate in the defense of any action or proceeding and to retain its own counsel, and the reasonable fees and expenses of such counsel will be borne by the Trust (which shall pay such fees, costs and expenses at least quarterly) if: (i) Polynous Securities has received a written opinion of counsel, on which the Trust is expressly permitted to rely, stating that the use of counsel chosen by the Trust to represent Polynous Securities would present such counsel with a conflict of interest; (ii) the defendants in, or targets of, any such action or proceeding include both Polynous Securities and the Trust, and legal counsel to Polynous Securities must reasonably conclude in a written legal opinion, on which the Trust is expressly permitted to rely, that there are legal defenses available to it which are different from or additional to those available to the Trust or which may be adverse to or inconsistent with defenses available to the Trust (in which case the Trust shall not have the right to direct the defense of such action on behalf of Polynous Securities); or (iii) the Trust shall authorize Polynous Securities to employ separate counsel at the expense of the Trust. Notwithstanding anything to the contrary, it is understood that the Trust shall not, in connection with any action, suit or proceeding, be liable under the Agreement for the fees and expenses of more than one legal counsel.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

     (i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

     (ii) See table below.

---------------------------------------- -------------------------------------- -------------------------------------
Name                                     Position with Advisor                  Other Business
---------------------------------------- -------------------------------------- -------------------------------------
---------------------------------------- -------------------------------------- -------------------------------------
Larry C. Catlett                         President                              None
---------------------------------------- -------------------------------------- -------------------------------------
---------------------------------------- -------------------------------------- -------------------------------------
Alec Dryden                              Chief Operating Officer                None
---------------------------------------- -------------------------------------- -------------------------------------

(b) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

     (i) Robinson has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Robinson is incorporated by reference to the Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

(c) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.

     (i) Howe and Rusling has engaged in no other business during the past two fiscal years.

     (ii) See table below. Third Security, LLC is located at The Governor Tyler, 1902 Downey St., Radford, VA 24141.

---------------------------------------- -------------------------------------- --------------------------------------
Name                                     Position with Adviser                  Other Business
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Russling                       President and Director                 None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Randal J. Kirk                           Director                               Managing  Director of Third
                                                                                Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Larry D. Horner                          Director                               Senior Adviser of Third Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Marcus E. Smith                          Director                               Managing    Director    and   General
                                                                                Counsel for Third Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Dixon D. Low                             Director                               Managing     Director    for    Third
                                                                                Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Doit L. Koppler, II                      Treasurer                              Managing     Director    for    Third
                                                                                Security, LLC
---------------------------------------- -------------------------------------- --------------------------------------

(d)  T.H.  Fitzgerald,   Jr.  ("Fitzgerald"),   180  Church  Street,  Naugatuck,
Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser.

     (i) Fitzgerald has engaged in no other business during the past two fiscal years.

         (ii) See table below.

---------------------------------------- -------------------------------------- --------------------------------------
Name                                     Position with Adviser                  Other Business
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas H. Fitzgerald                     President and Shareholder              None
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Donna J. Blair                           Senior Investment Officer              None
---------------------------------------- -------------------------------------- --------------------------------------

(e) Polynous Capital Management, Inc. ("Polynous"), 345 California Street, Suite 1220, San Francisco, CA 94104, adviser to the Polynous Growth Fund, is a registered investment adviser.

     (i) Polynous has engaged in no other business during the past two fiscal years.

     (ii) Kevin L. Wenck is the sole officer and director of Polynous.

(f) Iron Financial Management, Inc. ("Iron"), One Northfield Plaza, Suite 111, Northfield, Illinois 60093, adviser to the Iron Market Opportunity Fund, is a registered investment adviser.

     (i) Iron has engaged in no other business during the past two fiscal years.

     (ii) See table below.

--------------------------------------- ---------------------------------------- -------------------------------------
Name                                    Position with Advisor                    Other Business
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Aaron B. Izensark                       Director, President                      None
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Richard Lakin                           Director, Treasurer                      None
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Howard L. Nixon                         Director                                 None
--------------------------------------- ---------------------------------------- -------------------------------------

(g) The Roosevelt Investment Group ("Roosevelt"), 444 Madison Avenue, New York, New York 10022, adviser to the Bull Moose Growth Fund, is a registered investment adviser.

     (i) Roosevelt has engaged in no other business during the past two years.

     (ii) See table below.

----------------------------------------- ---------------------------------------------- -----------------------------
Name                                      Position with Advisor                          Other Business
----------------------------------------- ---------------------------------------------- -----------------------------
----------------------------------------- ---------------------------------------------- -----------------------------
Arthur Howard Sheer                       CEO                                            None
----------------------------------------- ---------------------------------------------- -----------------------------
----------------------------------------- ---------------------------------------------- -----------------------------
David Sheer                               Director                                       None
----------------------------------------- ---------------------------------------------- -----------------------------
----------------------------------------- ---------------------------------------------- -----------------------------
Adam Sheer                                President                                      None
----------------------------------------- ---------------------------------------------- -----------------------------
----------------------------------------- ---------------------------------------------- -----------------------------
Sven Erik Hsia                            Chief Compliance Officer,                      None
----------------------------------------- ---------------------------------------------- -----------------------------
----------------------------------------- ---------------------------------------------- -----------------------------
                                          Managing Director                              None
----------------------------------------- ---------------------------------------------- -----------------------------
----------------------------------------- ---------------------------------------------- -----------------------------
Donald John Guarino                       Managing Director                              None
----------------------------------------- ---------------------------------------------- -----------------------------
----------------------------------------- ---------------------------------------------- -----------------------------
Bernard Spear                             Managing Director                              None
----------------------------------------- ---------------------------------------------- -----------------------------
----------------------------------------- ---------------------------------------------- -----------------------------
Tweed Roosevelt                           Managing Director                              Self-employed marketing
                                                                                         consultant
----------------------------------------- ---------------------------------------------- -----------------------------

(h) Wertz York Capital Management Group, LLC ("W&Y"), 3434 Colwell Avenue, Suite 100, Tampa, Florida 33614, adviser to the Institutional Short-Term Government Bond Fund (The Core Fund), is a registered investment adviser.

     (i) W&Y has engaged in no other business during the past two fiscal years.

     (ii) See table below.

--------------------------------------- ---------------------------------------- -------------------------------------
Name                                    Position with Advisor                    Other Business
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Mitchell P. York                        Member                                   None
--------------------------------------- ---------------------------------------- -------------------------------------
--------------------------------------- ---------------------------------------- -------------------------------------
Michael B. Wertz                        Member                                   None
--------------------------------------- ---------------------------------------- -------------------------------------

Item 27.  Principal Underwriters

Unified Financial Securities, Inc.:

(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust other than the Polynous Growth Fund. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Funds, Ancora Funds, CCMI Funds, Julius Baer Investment Funds, Lindbergh Funds, Milestone Funds, Runkel Funds, the Sparrow Funds, TANAKA Funds, TrendStar Investment Trust, Unified Series Trust and Weldon Capital Funds..

(b) Information with respect to each director and officer of Unified Financial Securities, Inc.:

---------------------------------------- -------------------------------------- --------------------------------------
          Name and Principal                     Positions and Offices                     Positions with
           Business Address                        with Underwriter                       Offices with Fund
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Mark C. Lewis                            Vice President                           None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Stephen D. Highsmith, Jr.                Director, President and CEO              None

                                      -10-

431 North Pennsylvania Street            & Secretary
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Napurano                       Executive Vice President and CFO        Treasurer
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Lynn E. Wood                             Director and CCO                         None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Karen E. Cunningham                      Controller                               None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------

(c) Not applicable.

Polynous Securities, LLC:

(a) Polynous Securities, LLC is the principal underwriter of the Polynous Growth Fund ("Polynous Securities"). Kevin L. Wenck is an affiliate of Polynous Securities because he owns a majority interest in the company. Mr. Wenck is also the controlling shareholder of Polynous Capital Management, Inc., adviser to the Polynous Growth Fund. Polynous Securities currently acts as principal underwriter to no other registered investment companies.

(b) Information with respect to each member and officer of Polynous Securities is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-50805).

(c) Not applicable.

Item 28.  Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by: the Registrant at 431 North Pennsylvania Street, Indianapolis, Indiana 46204; and/or by the Registrant's custodians, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and The Huntington National Bank, 41 South High Street, Columbus, Ohio 43215; and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29.  Management Services Not Discussed in Parts A or B

None.

Item 30.  Undertakings

None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 29th day of April, 2003.


                                            AmeriPrime Advisors Trust


                                           By:   /s/ Donald S. Mendelsohn
                                              ---------------------------------
                                               Donald S. Mendelsohn
                                               Attorney-in Fact


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Timothy L. Ashburn, * President            *By:  /s/ Donald S. Mendelsohn
and Trustee                                    --------------------------------
Stephen A. Little, * Trustee                     Donald S. Mendelsohn
Gary E. Hippenstiel,* Trustee                    Attorney-in-Fact
Daniel Condon, * Trustee                         April 29, 2004
Ronald C. Tritschler, * Trustee

/s/ Thomas G. Napurano
-----------------------------                    April 29, 2004
Thomas G. Napurano, Treasurer
and Chief Financial Officer

                                  EXHIBIT INDEX


1.  Consent of Thompson Hine LLP...................................EX-99.23.i.ii
2.  Consent of McCurdy & Associates CPA's, Inc........................EX-99.23.j